Earnings Per Share - Summary of Earnings Per Share-2015 and 2014 (Detail) shares in Millions	12 Months Ended
Dec. 31, 2015 £ / shares shares
RELX PLC [member]
Earnings per share [line items]
Weighted average number of shares, Basic | shares	1,116.2
EPS, Basic | £ / shares	£ 0.464
Weighted average number of shares, Diluted | shares	1,125.9
EPS, Diluted | £ / shares	£ 0.460
RELX NV [member]
Earnings per share [line items]
Weighted average number of shares, Basic | shares	992.4
EPS, Basic | £ / shares	£ 0.494
Weighted average number of shares, Diluted | shares	1,001.6
EPS, Diluted | £ / shares	£ 0.489